Significant Accounting Policies (Tables)	Nov. 18, 2019
Accounting Policies [Abstract]
Schedule of Checks Outstanding but Not Yet Presented for Payment	The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

At December 31,	2018	2017
(millions)
Dominion Energy	$35	$30
Virginia Power	16	17
Dominion Energy Gas	7	6

Reconciliation of Total Cash, Restricted Cash and Equivalents
The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

(millions)

Dominion Energy

Cash and cash equivalents	$268	$120	$261	$607

Restricted cash and equivalents (1)	123	65	61	25

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$391	$185	$322	$632

Virginia Power

Cash and cash equivalents	$29	$14	$11	$18

Restricted cash and equivalents (1)	9	10	—	—

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$38	$24	$11	$18

Dominion Energy Gas

Cash and cash equivalents (2)	$108	$18	$76	$57

Restricted cash and equivalents (1)	90	39	45	14

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$198	$57	$121	$71

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
(2)
At December 31, 2015, 2016, 2017 and 2018, Dominion Energy Gas had $5 million, $14 million, $3 million and $9 million of cash and cash equivalents included in current assets of discontinued operations, respectively.

Schedule of Depreciation Rates	The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2018	2017	2016
(percent)
Dominion Energy
Generation	2.71	2.94	2.83
Transmission	2.54	2.55	2.47
Distribution	2.97	3.00	3.02
Storage	2.40	2.48	2.29
Gas gathering and processing	2.62	2.21	2.66
General and other	4.56	4.89	4.12
Virginia Power
Generation	2.71	2.94	2.83
Transmission	2.52	2.54	2.36
Distribution	3.31	3.32	3.32
General and other	4.52	4.68	3.49
Dominion Energy Gas
Transmission	2.66	2.67	2.68
Distribution	2.41	2.56	2.42
Storage	2.42	2.51	2.26
Gas gathering and processing	3.19	2.00	2.56
General and other	3.90	5.00	6.37

Property, Plant and Equipment
Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives
:

Asset	Estimated Useful Lives

Merchant generation-nuclear	44 years
Merchant generation-other	15-30 years
Nonutility gas gathering and processing	3-50 years
LNG facility	40 years
General and other	5-59 years